Financial Instruments Revaluation And Other Gains (Losses)	12 Months Ended
Dec. 31, 2020
Financial Instruments Revaluation And Other Gains Losses [Abstract]
Financial instruments revaluation and other gains (losses)
20	Financial instruments revaluation and other gains (losses)

a)	Operational Financial instruments revaluation and other gains (losses)

	2020 $	2019 $

Gain (loss) on revaluation of ADG Acquisition – Earn-out (note 8)	5,456,961	(86,045)
Loss on disposal of property and equipment	(1,549,295)	(931,356)

	(3,907,666)	(1,017,401)

b)	Other Financial instruments revaluation and other gains (losses)

	2020 $	2019 $

Loss on debt revaluation (note 10)	(18,278,845)	(829,208)
Loss on revaluation of derivatives (note 10)	(3,853,895)	(967,119)
Other gains (losses)	53,995	(9,489)

	(22,078,745)	(1,805,816)